ORGANIZATION AND BASIS OF PRESENTATION (Details)		12 Months Ended
	May 11, 2016 item	Dec. 31, 2017 segment
Organization
Number of operating segments | segment		2
Vistana
Organization
Global license agreement term	80 years
Number of extended term Of Global License Agreement | item	2
Term of Global License Agreement	30 years